Goodwill and intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite Lived Intangible Assets [Line Items]
WACC taken into account for impairment calculations	8.00%
Impairment charge	$ 5,308	$ 4,062	$ 0
Weighted-average amortization period	12 years
Amortization method	straight line basis
Concession Agreements
Finite Lived Intangible Assets [Line Items]
Weighted-average amortization period	12 years 6 months
Non-compete covenant
Finite Lived Intangible Assets [Line Items]
Weighted-average amortization period	9 months 18 days